787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 31, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Global SmallCap Fund, Inc.
(File No. 33-53399 and File No. 811-07171)

Ladies and Gentlemen:

On behalf of BlackRock Global SmallCap Fund, Inc. (the “Fund”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 28, 2017, to the Prospectus, dated October 27, 2016, for the Fund. The purpose of the filing is to submit the 497(e) filing dated March 28, 2017 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8992.

Very truly yours,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC